EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND (formerly Eaton Vance Tax-Managed Mid-Cap Core Fund) Supplement to Prospectus dated March 1, 2011

Eaton Vance Atlanta Capital Horizon Growth Fund, formerly known as Eaton Vance Tax-Managed Mid-Cap Core Fund, is now offered in its own prospectus.

July 11, 2011	5226-7/11	TMCOMBPS2

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND (formerly Eaton Vance Tax-Managed Mid-Cap Core Fund) Supplement to Statement of Additional Information dated March 1, 2011

Eaton Vance Atlanta Capital Horizon Growth Fund, formerly known as Eaton Vance Tax-Managed Mid-Cap Core Fund, is now offered in its own Statement of Additional Information.

July 11, 2011